Company Issuance of Share Purchase Warrants (Details) (USD $)	6 Months Ended
Mar. 31, 2014
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 1	$ 33,333,333
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 2	500,000
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 3	33,833,333
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 4	33,333,333
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 5	500,000
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 6	33,833,333
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 7	66,666,666
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 8	1,000,000
Senior Secured Convertible Debentures Company Issuance Of Share Purchase Warrants 9	$ 67,666,666